Propery, Plant And Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	$ 8,051,091	$ 4,758,779
Less: accumulated depreciation	(173,388)	(918,836)
Property, plant and equipment, net	7,877,703	3,839,943
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	7,766,316	3,095,981
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	221,787	191,741
Furniture, fixtures and office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	43,124	41,478
E-bicycle charging piles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	$ 19,864	$ 1,429,579